UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4786

Ariel Investment Trust

(Exact name of registrant as specified in charter)

200 East Randolph Street

Suite 2900

Chicago, IL 60601

(Address of principal executive offices) (Zip code)

Mareilé B. Cusack, Esq.

Ariel Investments, LLC

200 East Randolph Street

Suite 2900

Chicago, IL 60601

With a copy to:

Arthur Don, Esq.

Greenberg Traurig, LLP

77 West Wacker Drive

Suite 3100

Chicago, IL 60601

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 726-0140

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

Item 1. Schedule of Investments.

The Registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

Ariel Fund schedule of investments	12/31/16 (UNAUDITED)

Number of shares	Common stocks—95.75%		Value

	Consumer discretionary & services—28.89%
3,353,208	MSG Networks Inc.(a)	$	72,093,972
3,287,377	TEGNA, Inc.		70,316,994
836,340	Royal Caribbean Cruises Ltd.		68,613,333
2,718,066	Interpublic Group of Cos., Inc.		63,629,925
1,034,708	Meredith Corp.		61,202,978
1,495,825	Viacom, Inc., Class B		52,503,457
1,376,202	International Speedway Corp., Class A		50,644,234
1,604,924	DeVry Education Group Inc.		50,073,629
212,604	Mohawk Industries, Inc.(a)		42,452,767
1,533,000	Mattel, Inc.		42,234,150
179,924	The Madison Square Garden Co., Class A(a)		30,858,765
19,883	Graham Holdings Co., Class B		10,179,102
241,765	Sotheby’s(a)		9,636,753

			624,440,059

	Consumer staples—2.01%
339,345	J.M. Smucker Co.		43,456,521

	Energy—0.83%
1,928,817	Contango Oil & Gas Co.(a)(b)		18,015,151

	Financial services—28.26%
2,366,903	Lazard Ltd., Class A		97,256,044
5,933,139	KKR & Co. L.P.		91,311,009
2,336,253	CBRE Group, Inc., Class A(a)		73,568,607
688,820	JLL		69,598,373
697,700	Northern Trust Corp.		62,130,185
464,478	Dun & Bradstreet Corp.		56,350,471
1,450,588	First American Financial Corp.		53,135,039
3,845,016	Janus Capital Group Inc.		51,023,362
1,780,054	Western Union Co.		38,662,773
150,163	Fair Isaac Corp.		17,902,433

			610,938,296

	Health care—8.27%
383,943	Bio-Rad Laboratories, Inc.(a)		69,985,130
746,826	Charles River Laboratories Intl, Inc.(a)		56,900,673
403,600	Laboratory Corp. of America Holdings(a)		51,814,168

			178,699,971

	Materials & processing—3.92%
1,092,397	Simpson Manufacturing Co., Inc.		47,792,369
652,461	U.S. Silica Holdings, Inc.		36,981,489

			84,773,858

	Producer durables—20.97%
1,173,800	Zebra Technologies Corp.(a)		100,665,088
2,352,841	Kennametal Inc.		73,549,810
2,806,295	Bristow Group Inc.(b)		57,472,922
1,527,428	Brady Corp., Class A		57,354,921
894,616	MTS Systems Corp.(b)		50,724,727
1,120,585	Keysight Technologies, Inc.(a)		40,979,793
229,013	Snap-on Inc.		39,223,057
219,566	Littelfuse, Inc.		33,323,532

			453,293,850

800.292.7435    1

Ariel Fund schedule of investments (continued)	12/31/16 (UNAUDITED)

Number of shares	Common stocks—95.75%		Value

	Technology—2.60%
692,542	Anixter Intl Inc.(a)	$	56,130,529

	Total common stocks (Cost $1,339,925,981)		2,069,748,235

Number of shares	Short-term investments—7.32%		Value

158,240,946	Northern Institutional Treasury Portfolio, 0.41%(c)	$	158,240,946

	Total short-term investments (Cost $158,240,946)		158,240,946

	Total Investments—103.07% (Cost $1,498,166,927)		2,227,989,181
	Other Assets less Liabilities—(3.07)%		(66,301,714)

	Net Assets—100.00%	$	2,161,687,467

(a) Non-income producing.

(b) Affiliated company (See Note Three, Transactions with Affiliated Companies).

(c) The rate presented is the rate in effect at December 31, 2016.

A category may contain multiple industries as defined by the Global Industry Classification Standards.

See Notes to Schedules of Investments.

2    ARIELINVESTMENTS.COM

Ariel Appreciation Fund schedule of investments	12/31/16 (UNAUDITED)

Number of shares	Common stocks—97.49%		Value

	Consumer discretionary & services—25.65%
2,779,430	Interpublic Group of Cos., Inc.	$	65,066,456
727,400	Omnicom Group Inc.		61,909,014
810,600	CBS Corp., Class B		51,570,372
1,609,900	Mattel, Inc.		44,352,745
1,201,200	Viacom, Inc., Class B		42,162,120
994,700	BorgWarner Inc.		39,230,968
433,100	Tiffany & Co.		33,534,933
545,000	Nordstrom, Inc.		26,121,850
1,098,837	MSG Networks Inc.(a)		23,624,996
564,958	International Speedway Corp., Class A		20,790,454
899,500	TEGNA, Inc.		19,240,305
56,566	The Madison Square Garden Co., Class A(a)		9,701,635

			437,305,848

	Consumer staples—3.21%
427,575	J.M. Smucker Co.		54,755,254

	Energy—2.24%
1,020,500	National Oilwell Varco		38,207,520

	Financial services—33.84%
831,000	Northern Trust Corp.		74,000,550
1,049,600	AFLAC Inc.		73,052,160
1,651,320	Lazard Ltd., Class A		67,852,739
1,639,500	First American Financial Corp.		60,054,885
2,142,600	Western Union Co.		46,537,272
987,400	Franklin Resources, Inc.		39,081,292
1,077,500	Progressive Corp.		38,251,250
2,183,868	KKR & Co. L.P.		33,609,728
267,300	Willis Towers Watson plc		32,685,444
271,600	JLL		27,442,464
999,500	Blackstone Group L.P.		27,016,485
639,350	CBRE Group, Inc., Class A(a)		20,133,132
573,967	Houlihan Lokey, Inc.		17,861,853
187,850	T. Rowe Price Group, Inc.		14,137,591
62,889	BOK Financial Corp.		5,222,303

			576,939,148

	Health care—12.45%
570,600	Laboratory Corp. of America Holdings(a)		73,253,628
674,300	Zimmer Biomet Holdings, Inc.		69,587,760
313,854	Thermo Fisher Scientific Inc.		44,284,799
137,825	Bio-Rad Laboratories, Inc.(a)		25,122,741

			212,248,928

	Producer durables—18.11%
590,399	Stanley Black & Decker, Inc.		67,712,861
485,850	Illinois Tool Works Inc.		59,497,191
1,896,600	Kennametal Inc.		59,287,716
2,426,964	Bristow Group Inc.(b)		49,704,223
253,300	Snap-on Inc.		43,382,691
799,715	Keysight Technologies, Inc.(a)		29,245,578

			308,830,260

800.292.7435    3

Ariel Appreciation Fund schedule of investments (continued)	12/31/16 (UNAUDITED)

Number of shares	Common stocks—97.49%		Value

	Technology—1.99%
419,500	Anixter Intl Inc.(a)	$	34,000,475

	Total common stocks (Cost $1,076,099,390)		1,662,287,433

Number of shares	Short-term investments—2.43%		Value

41,484,646	Northern Institutional Treasury Portfolio, 0.41%(c)	$	41,484,646

	Total short-term investments (Cost $41,484,646)		41,484,646

	Total Investments—99.92% (Cost $1,117,584,036)		1,703,772,079
	Other Assets less Liabilities—0.08%		1,404,346

	Net Assets—100.00%	$	1,705,176,425

(a) Non-income producing.

(b) Affiliated company (See Note Three, Transactions with Affiliated Companies).

(c) The rate presented is the rate in effect at December 31, 2016.

A category may contain multiple industries as defined by the Global Industry Classification Standards.

See Notes to Schedules of Investments.

4    ARIELINVESTMENTS.COM

Ariel Focus Fund schedule of investments	12/31/16 (UNAUDITED)

Number of shares	Common stocks—99.09%		Value

	Consumer discretionary & services—11.05%
63,000	BorgWarner Inc.	$	2,484,720
14,600	Tiffany & Co.		1,130,478
27,800	Bed Bath & Beyond Inc.		1,129,792
26,600	DeVry Education Group Inc.		829,920

			5,574,910

	Consumer staples—1.49%
9,500	CVS Health Corp.		749,645

	Energy—9.76%
48,600	National Oilwell Varco		1,819,584
19,000	Exxon Mobil Corp.		1,714,940
21,900	Apache Corp.		1,389,993

			4,924,517

	Financial services—26.42%
169,300	KKR & Co. L.P.		2,605,527
116,400	Western Union Co.		2,528,208
23,200	JPMorgan Chase & Co.		2,001,928
8,100	Goldman Sachs Group, Inc.		1,939,545
32,700	Bank of New York Mellon Corp.		1,549,326
33,050	Morgan Stanley		1,396,363
36,800	Progressive Corp.		1,306,400

			13,327,297

	Health care—16.16%
25,000	Zimmer Biomet Holdings, Inc.		2,580,000
18,000	Laboratory Corp. of America Holdings(a)		2,310,840
111,600	Hanger, Inc.(a)		1,283,322
10,700	Johnson & Johnson		1,232,747
10,300	Cardinal Health, Inc.		741,291

			8,148,200

	Materials & processing—7.26%
63,700	Mosaic Co.		1,868,321
112,082	Barrick Gold Corp.		1,791,070

			3,659,391

	Producer durables—12.42%
9,211	Lockheed Martin Corp.		2,302,197
19,700	Stanley Black & Decker, Inc.		2,259,393
14,600	Zebra Technologies Corp.(a)		1,252,096
14,400	Kennametal Inc.		450,144

			6,263,830

	Technology—14.53%
15,100	International Business Machines Corp.		2,506,449
59,100	Oracle Corp.		2,272,395
17,500	Anixter Intl Inc.(a)		1,418,375
18,200	Microsoft Corp.		1,130,948

			7,328,167

	Total common stocks (Cost $40,690,822)		49,975,957

800.292.7435    5

Ariel Focus Fund schedule of investments (continued)	12/31/16 (UNAUDITED)

Number of shares	Short-term investments—0.88%	Value

443,145	Northern Institutional Treasury Portfolio, 0.41%(b)	$443,145

	Total short-term investments (Cost $443,145)	443,145

	Total Investments—99.97% (Cost $41,133,967)	50,419,102
	Other Assets less Liabilities—0.03%	16,686

	Net Assets—100.00%	$50,435,788

(a) Non-income producing.

(b) The rate presented is the rate in effect at December 31, 2016.

A category may contain multiple industries as defined by the Global Industry Classification Standards.

See Notes to Schedules of Investments.

6    ARIELINVESTMENTS.COM

Ariel Discovery Fund schedule of investments	12/31/16 (UNAUDITED)

Number of shares	Common stocks—94.42%	Value

	Consumer discretionary & services—23.60%
228,197	Rosetta Stone Inc.(a)	$2,033,235
193,657	Century Casinos, Inc.(a)	1,593,797
143,975	Gaia, Inc.(a)	1,245,384
63,102	XO Group Inc.(a)	1,227,334
19,200	Strattec Security Corp.	773,760
70,848	West Marine, Inc.(a)	741,779
28,100	Superior Industries Intl, Inc.	740,435
22,400	Movado Group Inc.	644,000
11,400	International Speedway Corp., Class A	419,520

		9,419,244

	Energy—6.25%
86,100	Gulf Island Fabrication, Inc.	1,024,590
58,354	Contango Oil & Gas Co.(a)	545,026
51,300	Green Brick Partners Inc.(a)	515,565
98,200	Mitcham Industries, Inc.(a)	407,530

		2,492,711

	Financial services—12.50%
139,508	Cowen Group, Inc., Class A(a)	2,162,374
30,600	First American Financial Corp.	1,120,878
59,400	Capital Southwest Corp.	959,310
15,200	MB Financial, Inc.	717,896
1,700	Atlas Financial Holdings, Inc.(a)	30,685

		4,991,143

	Health care—2.43%
228,685	Kindred Biosciences, Inc.(a)	971,911

	Materials & processing—4.77%
345,991	Orion Energy Systems, Inc.(a)	750,800
46,031	Landec Corp.(a)	635,228
37,200	FutureFuel Corp.	517,080

		1,903,108

	Producer durables—11.89%
38,199	Team, Inc.(a)	1,499,311
61,400	Bristow Group Inc.	1,257,472
89,725	Spartan Motors Inc.	829,956
22,500	CRA International, Inc.	823,500
12,200	ArcBest Corp.	337,330

		4,747,569

	Technology—25.13%
414,300	RealNetworks, Inc.(a)	2,013,498
222,434	Telenav Inc.(a)	1,568,160
83,800	Brooks Automation, Inc.	1,430,466
112,100	TechTarget, Inc.(a)	956,213
156,880	PCTEL, Inc.	844,014
358,000	Glu Mobile Inc.(a)	694,520
100,600	GSI Technology, Inc.(a)	623,720
262,600	SeaChange Intl, Inc.(a)	603,980
37,738	Digi International Inc.(a)	518,898
69,100	Electro Scientific Industries, Inc.(a)	409,072
446,702	Imation Corp.(a)	366,296

		10,028,837

800.292.7435    7

Ariel Discovery Fund schedule of investments (continued)	12/31/16 (UNAUDITED)

Number of shares	Common stocks—94.42%		Value

	Utilities—7.85%
221,886	ORBCOMM, Inc.(a)	$	1,834,997
192,564	Pendrell Corp.(a)		1,299,807

			3,134,804

	Total common stocks (Cost $37,246,051)		37,689,327

Number of shares	Short-term investments—5.47%		Value

2,180,922	Northern Institutional Treasury Portfolio, 0.41%(b)	$	2,180,922

	Total short-term investments (Cost $2,180,922)		2,180,922

	Total Investments—99.89% (Cost $39,426,973)		39,870,249
	Other Assets less Liabilities—0.11%		45,366

	Net Assets—100.00%	$	39,915,615

(a) Non-income producing.

(b) The rate presented is the rate in effect at December 31, 2016.

A category may contain multiple industries as defined by the Global Industry Classification Standards.

See Notes to Schedules of Investments.

8    ARIELINVESTMENTS.COM

Ariel International Fund schedule of investments	12/31/16 (UNAUDITED)

Number of shares	Common stocks—90.89%	Value

	Australia—0.09%
55,212	AMP Ltd.	$200,813

	Canada—0.99%
64,731	IGM Financial Inc.	1,841,674
10,823	Suncor Energy, Inc.	353,875

		2,195,549

	China—8.23%
43,460	Baidu, Inc. ADR(a)	7,145,259
110,045	China Mobile Ltd. ADR	5,769,659
513,000	China Mobile Ltd.	5,437,952

		18,352,870

	Denmark—0.25%
15,667	Novo Nordisk A/S	565,010

	Finland—5.23%
2,396,862	Nokia Corp. ADR	11,528,907
28,466	Nokia Corp.	137,478

		11,666,385

	France—3.92%
66,543	Michelin (CGDE)	7,403,914
7,686	Euler Hermes Group	675,571
7,041	Safran SA	507,109
1,069	Thales SA	103,672
494	Essilor Intl	55,823

		8,746,089

	Germany—15.11%
162,740	Deutsche Boerse AG	13,283,242
276,369	Dialog Semiconductor plc(a)	11,684,795
1,847,518	Telefonica Deutschland Holding	7,915,295
5,054	Beiersdorf AG	428,799
3,065	SAP SE	267,176
3,096	Drillisch AG	133,277

		33,712,584

	Hong Kong—0.83%
4,213,321	Li & Fung Ltd.	1,852,785

	Ireland—0.49%
13,096	Ryanair Holdings plc ADR(a)	1,090,373

	Italy—3.66%
1,473,943	Snam SpA	6,072,751
266,650	Italgas SpA(a)	1,049,216
61,892	Azimut Holdings SpA	1,033,289

		8,155,256

	Japan—14.99%
50,800	Shimamura Co., Ltd.	6,341,579
22,900	Nintendo Co., Ltd.	4,808,265
28,400	Daito Trust Construction Co., Ltd.	4,271,846
84,700	Japan Tobacco Inc.	2,785,769
82,300	Canon Inc.	2,320,244
51,900	Nippon Telegraph & Telephone Corp.	2,181,243
110,700	Nikon Corp.	1,721,000

800.292.7435    9

Ariel International Fund schedule of investments (continued)

Number of shares	Common stocks—90.89%		Value

	Japan—14.99% (continued)
62,900	NTT DOCOMO, Inc.	$	1,433,178
22,200	Toyota Motor Corp.		1,306,452
8,700	Murata Manufacturing Co., Ltd.		1,164,963
14,500	Secom Co., Ltd.		1,060,501
363,900	Seven Bank Ltd.		1,043,050
151,600	Anritsu Corp.		817,181
50,700	Japan Exchange Group, Inc.		724,441
5,671	Toyota Motor Corp. ADR		664,641
17,201	Canon Inc. ADR		484,036
11,000	Chugai Pharmaceutical Co., Ltd.		315,765

			33,444,154

	Luxembourg—1.21%
20,800	RTL Group(b)		1,528,783
32,316	Tenaris ADR		1,154,004
268	RTL Group(c)		19,517

			2,702,304

	Netherlands—7.00%
448,303	Koninklijke KPN N.V.		9,452,280
106,719	Gemalto N.V.		6,169,590

			15,621,870

	Singapore—0.36%
56,800	United Overseas Bank Ltd.		800,138

	Spain—3.09%
237,131	Endesa SA		5,023,521
45,751	Tecnicas Reunidas SA		1,876,546

			6,900,067

	Sweden—0.77%
61,500	H&M Hennes & Mauritz AB, Class B		1,710,546

	Switzerland—9.27%
50,802	Roche Holding AG		11,604,189
16,490	Swisscom AG		7,385,926
69,663	UBS AG		1,091,157
6,217	Nestle SA		445,990
2,167	Novartis AG ADR		157,844

			20,685,106

	United Arab Emirates—0.21%
1,379,035	Dubai Financial Market		467,662

	United Kingdom—10.38%
550,450	GlaxoSmithKline plc		10,596,211
94,140	Reckitt Benckiser Group plc		7,989,009
39,823	GlaxoSmithKline plc ADR		1,533,584
41,445	Diageo plc		1,077,721
206,653	British Telecom Group plc		934,418
157,389	Countrywide plc		341,865
2,428	British American Tobacco plc ADR		273,563
126,271	Hays plc		232,179
31,379	Pagegroup plc		151,012
319	Diageo plc ADR		33,157

			23,162,719

10    ARIELINVESTMENTS.COM

12/31/16 (UNAUDITED)

Number of shares	Common stocks—90.89%		Value

	United States—4.81%
44,064	Philip Morris Intl, Inc.	$	4,031,415
26,975	Harman Intl Industries, Inc.		2,998,541
16,478	Core Laboratories N.V.		1,978,019
16,955	EOG Resources Inc.		1,714,151

			10,722,126

	Total common stocks (Cost $206,059,979)		202,754,406

Number of shares	Investment companies—0.91%		Value

	Exchange Traded Funds—0.91%
52,452	iShares MSCI Switzerland Capped ETF	$	1,545,236
13,629	Vanguard FTSE Developed Markets ETF		498,003

			2,043,239

	Total Investment companies (Cost $2,100,141)		2,043,239

Number of shares	Short-term investments—2.10%		Value

4,690,780	Northern Institutional Treasury Portfolio, 0.41%(d)	$	4,690,780

	Total short-term investments (Cost $4,690,780)		4,690,780

	Total Investments—93.90% (Cost $212,850,900)		209,488,425
	Cash, Foreign Currency, Other Assets less Liabilities—6.10%		13,598,183

	Net Assets—100.00%	$	223,086,608

(a) Non-income producing.

(b) This security was purchased through more than one stock exchange and this line represents shares purchased through Xetra.

(c) This security was purchased through more than one stock exchange and this line represents shares purchased through Euronext Brussels.

(d) The rate presented is the rate in effect at December 31, 2016.

ADR American Depositary Receipt

A category may contain multiple industries as defined by the Global Industry Classification Standards.

See Notes to Schedules of Investments.

800.292.7435    11

Ariel Global Fund schedule of investments

Number of shares	Common stocks—93.28%		Value

	Canada—0.62%
13,113	IGM Financial Inc.	$	373,081
5,353	Suncor Energy, Inc.		175,024

			548,105

	Chile—0.70%
28,485	Banco Santander-Chile ADR		622,967

	China—10.15%
27,616	Baidu, Inc. ADR(a)		4,540,347
220,500	China Mobile Ltd.		2,337,365
40,133	China Mobile Ltd. ADR		2,104,173

			8,981,885

	Denmark—0.05%
1,117	Novo Nordisk A/S		40,283

	Finland—3.69%
643,623	Nokia Corp. ADR		3,095,827
34,994	Nokia Corp.		169,005

			3,264,832

	France—2.96%
22,729	Michelin (CGDE)		2,528,944
1,240	Safran SA		89,308

			2,618,252

	Germany—6.77%
35,207	Deutsche Boerse AG		2,873,683
47,592	Dialog Semiconductor plc(a)		2,012,175
257,497	Telefonica Deutschland Holding		1,103,190

			5,989,048

	Hong Kong—0.24%
486,000	Li & Fung Ltd.		213,716

	Italy—1.24%
232,724	Snam SpA		958,840
35,246	Italgas SpA(a)		138,686

			1,097,526

	Japan—6.51%
4,250	Nintendo Co., Ltd.		892,364
5,400	Daito Trust Construction Co., Ltd.		812,252
18,600	Nippon Telegraph & Telephone Corp.		781,717
6,100	Shimamura Co., Ltd.		761,489
14,700	Japan Tobacco Inc.		483,481
20,900	NTT DOCOMO, Inc.		476,207
28,900	Nikon Corp.		449,294
2,900	Murata Manufacturing Co., Ltd.		388,321
4,100	Toyota Motor Corp.		241,282
2,800	Secom Co., Ltd.		204,786
5,300	Canon Inc.		149,420
6,000	Japan Exchange Group, Inc.		85,733
1,200	Chugai Pharmaceutical Co., Ltd.		34,447

			5,760,793

12    ARIELINVESTMENTS.COM

12/31/16 (UNAUDITED)

Number of shares	Common stocks—93.28%		Value

	Mexico—0.35%
122,441	Wal-Mart de Mexico SAB de CV	$	218,838
12,718	Santander Mexico Financial Group ADR		91,443

			310,281

	Netherlands—2.66%
58,185	Koninklijke KPN N.V.		1,226,806
19,443	Gemalto N.V.		1,124,030

			2,350,836

	Singapore—0.27%
17,000	United Overseas Bank Ltd.		239,478

	Spain—1.47%
57,501	Endesa SA		1,218,135
2,079	Tecnicas Reunidas SA		85,273

			1,303,408

	Sweden—0.05%
1,627	H&M Hennes & Mauritz AB, Class B		45,253

	Switzerland—7.24%
19,731	Roche Holding AG		4,506,953
4,151	Swisscom AG		1,859,247
541	Nestle SA		38,810

			6,405,010

	Thailand—0.38%
67,400	Kasikornbank PCL		334,078

	United Kingdom—6.26%
61,450	GlaxoSmithKline plc ADR		2,366,440
112,081	GlaxoSmithKline plc		2,157,569
11,983	Reckitt Benckiser Group plc		1,016,914

			5,540,923

	United States—41.67%
99,129	Microsoft Corp.		6,159,876
60,102	Gilead Sciences, Inc.		4,303,904
32,183	Johnson & Johnson		3,707,803
32,755	Harman Intl Industries, Inc.		3,641,046
18,018	Berkshire Hathaway Inc., Class B(a)		2,936,574
26,192	Philip Morris Intl, Inc.		2,396,306
27,573	American Express Co.		2,042,608
31,100	Verizon Communications Inc.		1,660,118
14,342	Quest Diagnostics Inc.		1,318,030
22,058	Southern Co.		1,085,033
5,991	Costco Wholesale Corp.		959,219
8,910	Sempra Energy		896,702
10,499	Schlumberger Ltd.		881,391
133,951	Acacia Research Corp.(a)		870,681
15,784	Fluor Corp.		828,976
6,811	Core Laboratories N.V.		817,592
13,109	U.S. Bancorp		673,409
2,616	CME Group Inc.		301,756
2,738	EOG Resources Inc.		276,812
2,932	Ansys, Inc.(a)		271,181
6,818	Coach, Inc.		238,766
2,335	Occidental Petroleum Corp.		166,322

800.292.7435    13

Ariel Global Fund schedule of investments (continued)	12/31/16 (UNAUDITED)

Number of shares	Common stocks—93.28%		Value

	United States—41.67% (continued)
785	FactSet Research Systems, Inc.	$	128,293
1,604	Cheesecake Factory, Inc.		96,048
597	Tractor Supply Co.		45,259
948	Church & Dwight Co., Inc.		41,892
431	PPG Industries, Inc.		40,842
446	Varian Medical Systems Inc.(a)		40,042
334	Accenture plc, Class A		39,121

			36,865,602

	Total common stocks (Cost $76,656,406)		82,532,276

Number of shares	Short-term investments—5.18%		Value

4,581,486	Northern Institutional Treasury Portfolio, 0.41%(b)	$	4,581,486

	Total short-term investments (Cost $4,581,486)		4,581,486

	Total Investments—98.46% (Cost $81,237,892)		87,113,762
	Cash, Foreign Currency, Other Assets less Liabilities—1.54%		1,358,284

	Net Assets—100.00%	$	88,472,046

(a) Non-income producing.

(b) The rate presented is the rate in effect at December 31, 2016.

ADR American Depositary Receipt

A category may contain multiple industries as defined by the Global Industry Classification Standards.

See Notes to Schedules of Investments.

14    ARIELINVESTMENTS.COM

Notes to schedules of investments	12/31/16 (UNAUDITED)

NOTE ONE | ORGANIZATION

Ariel Investment Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund, Ariel Discovery Fund, Ariel International Fund and Ariel Global Fund (the “Funds”) are series of the Trust. Ariel Focus Fund is a non-diversified Fund, all other Funds are diversified. The Funds issue two classes of shares: an Investor Class and an Institutional Class.

Effective April 1, 2016, The Northern Trust Company (“Northern Trust”) provides fund administration and tax reporting services for the Funds in its role as sub-fund administrator engaged by the Adviser for Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund and Ariel Discovery Fund and as fund administrator engaged by the Trust for Ariel International Fund and Ariel Global Fund. Northern Trust also acts as the Funds’ accounting agent and custodian. Prior to April 1, 2016, State Street Bank and Trust provided fund accounting and custody services and U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”) provided fund administration and tax reporting services to the Trust. U.S. Bancorp continues to serve as the Funds’ transfer agent.

NOTE TWO | SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant policies related to investments of the Funds held at December 31, 2016.

Securities valuation – Securities for which market quotations are readily available are valued at the last sale price on the national securities exchange on which such securities are primarily traded and, in the case of securities reported on the Nasdaq system, are valued based on the Nasdaq Official Closing Price. If a last sale price or a closing price is not reported, a security shall be valued using i) the closing price on another exchange on which the security traded (if such price is made available by the pricing vendor) or ii) securities for which reliable bid and ask quotations are available are valued at the mean between bid and ask prices.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments to account for the market movement between the close of a foreign market in which the security is traded and the close of the New York Stock Exchange. In the event the Funds become aware of a significant event that may materially affect the value of a security, a fair value of such security will be determined in accordance with procedures established by the Board of Trustees.

Investments in money market funds are valued at their closing net asset value each business day.

Debt securities having a maturity over 60 days are valued using evaluated prices or matrix pricing methods determined by a pricing service which take into consideration factors such as yield, maturity, ratings, and traded prices in identical or similar securities. Short-term debt obligations having a maturity of 60 days or less are valued at amortized cost, so long as it approximates fair value.

Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Fair value measurements – Accounting Standards CodificationTM (ASC) 820-10 establishes a three-tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, “quoted” prices in inactive markets, dealer indications, and inputs corroborated by observable market data)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

800.292.7435    15

Notes to schedules of investments (continued)

The following tables summarize the inputs used as of December 31, 2016 in valuing the Funds’ investments carried at fair value:

	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund	Ariel Discovery Fund
Level 1	$2,227,989,181	$1,703,772,079	$50,419,102	$39,870,249
Level 2	-	-	-	-
Level 3	-	-	-	-

Fair value at 12/31/16	$2,227,989,181	$1,703,772,079	$50,419,102	$39,870,249

Ariel International Fund	Level 1	Level 2*	Level 3	Total
Common stocks
Consumer discretionary	$25,547,758	$-	$-	$25,547,758
Consumer staples	26,517,703	-	-	26,517,703
Energy	13,149,346	-	-	13,149,346
Financials	20,693,375	467,662	-	21,161,037
Health care	24,828,426	-	-	24,828,426
Industrials	3,144,846	-	-	3,144,846
Information technology	46,527,894	-	-	46,527,894
Real Estate	4,613,711	-	-	4,613,711
Telecommunication services	31,190,948	-	-	31,190,948
Utilities	6,072,737	-	-	6,072,737

Total common stocks	$202,286,744	$467,662	$-	$202,754,406
Exchange traded funds	2,043,239	-	-	2,043,239
Short-term investments	4,690,780	-	-	4,690,780

Total investments	$209,020,763	$467,662	$-	$209,488,425

Other financial instruments
Forward currency contracts ^	$-	$(1,504,022)	$-	$(1,504,022)

Ariel International Fund	Level 1	Level 2*	Level 3	Total
Common stocks
Consumer discretionary	$8,261,097	$-	$-	$8,261,097
Consumer staples	6,382,266	-	-	6,382,266
Energy	3,361,254	-	-	3,361,254
Financials	10,703,103	-	-	10,703,103
Health care	18,475,471	-	-	18,475,471
Industrials	1,993,751	-	-	1,993,751
Information technology	18,841,667	-	-	18,841,667
Materials	40,842	-	-	40,842
Real Estate	812,252	-	-	812,252
Telecommunication services	10,322,017	-	-	10,322,017
Utilities	3,338,556	-	-	3,338,556

Total common stocks	$82,532,276	$-	$-	$82,532,276
Short-term investments	4,581,486	-	-	4,581,486

Total investments	$87,113,762	$-	$-	$87,113,762

Other financial instruments
Forward currency contracts ^	$-	$136,495	$-	$136,495

There were no transfers between levels for the Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund, Ariel Discovery Fund, Ariel International Fund and Ariel Global Fund. Transfers between levels are recognized at the end of the reporting period.

* As of December 31, 2016, the only Level 2 investments held were securities fair valued due to market closure and forward currency contracts. See Schedules of Investments and Note Five, Forward Currency Contracts.

16    ARIELINVESTMENTS.COM

12/31/16 (UNAUDITED)

^Forward currency contracts derive their value from underlying exchange rates. These instruments are normally valued by pricing vendors using pricing models. The pricing models typically use inputs that are observed from trading in active forward foreign currency markets. As such, forward currency contracts are categorized as Level 2. The value of forward currency contracts that is disclosed in this table is equal to the difference between Appreciation of forward currency contracts and Depreciation of forward currency contracts at December 31, 2016. See Note Five, Forward Currency Contracts.

Foreign currency – Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party. Net realized gains (losses) and Net unrealized appreciation (depreciation) on investments include the effects of changes in exchange rates on the underlying investments.

Forward currency contracts – Ariel International Fund and Ariel Global Fund enter into forward currency contracts to provide the appropriate currency exposure related to protecting the value of securities and related receivables and payables against changes in foreign exchange rates. The primary risk associated with a Fund’s use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the Fund under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties. Forward currency contracts are “marked-to-market” daily and any resulting unrealized gains (losses) are recorded as net unrealized appreciation (depreciation) on forward currency contracts.

Securities transactions – Securities transactions are accounted for on a trade date basis.

NOTE THREE | TRANSACTIONS WITH AFFILIATED COMPANIES

If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined in the 1940 Act. The following transactions were made during the three months ended December 31, 2016, with affiliated companies:

	Share activity				Three months ended December 31, 2016

Security name	Balance September 30, 2016	Purchases	Sales	Balance December 31, 2016	Value	Dividends credited to income	Amount of gain (loss) realized on sale of shares

Ariel Fund
Bristow Group Inc.	3,147,795	-	341,500	2,806,295	$57,472,922	$214,529	$(13,180,995)
Contango Oil & Gas Co.	1,928,817	-	-	1,928,817	18,015,151	-	-
MTS Systems Corp.	894,616	-	-	894,616	50,724,727	268,385	-

					$126,212,800	$482,914	$(13,180,995)

Ariel Appreciation Fund
Bristow Group Inc.	2,426,964	-	-	2,426,964	$49,704,223	$169,887	$-

NOTE FOUR | FEDERAL INCOME TAXES

At December 31, 2016, the cost of investment securities for tax purposes was as follows:

	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund	Ariel Discovery Fund	Ariel International Fund	Ariel Global Fund
Cost of investments	$1,540,949,288	$1,125,319,120	$41,476,462	$39,582,880	$213,136,121	$81,568,103
Gross unrealized appreciation	814,574,308	680,486,256	12,427,331	7,670,353	7,869,258	9,137,405
Gross unrealized depreciation	(127,534,415)	(102,033,297)	(3,484,691)	(7,382,984)	(11,516,954)	(3,591,746)
Net unrealized appreciation (depreciation)	$687,039,893	$578,452,959	$8,942,640	$287,369	$(3,647,696)	$5,545,659

The difference between book basis and tax basis unrealized appreciation and depreciation is attributable primarily to the deferral of losses on wash sales and partnership adjustments.

Tax adjustments are calculated annually. For interim periods, the Fund’s determine an estimate of tax cost adjustments based on a review of accounting reports for the interim period to identify changes from the adjustments calculated at the fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

800.292.7435    17

Notes to schedules of investments (continued)

NOTE FIVE | FORWARD CURRENCY CONTRACTS

At December 31, 2016, the open forward currency contracts are:

Contract settlement date	Counterparty	Currency to be received	Amount to be received	Currency to be delivered	Amount to be delivered	Unrealized appreciation (depreciation)

Ariel International Fund
02/10/2017	JPMorgan Chase	USD	3,523,586	CNH	24,445,051	$ 65,312
02/10/2017	JPMorgan Chase	AUD	2,145,100	EUR	1,486,641	(21,875)
02/10/2017	JPMorgan Chase	USD	2,953,920	EUR	2,769,063	32,877

Subtotal JPMorgan Chase						76,314

02/10/2017	Northern Trust	AUD	2,152,936	CAD	2,200,000	(87,364)
02/10/2017	Northern Trust	EUR	498,090	CNH	3,756,000	(5,939)
02/10/2017	Northern Trust	SEK	17,685,042	EUR	1,816,664	29,850
02/10/2017	Northern Trust	AUD	1,739,493	CHF	1,301,000	(27,303)
02/10/2017	Northern Trust	AUD	2,191,304	USD	1,675,000	(95,332)
02/10/2017	Northern Trust	JPY	107,900,416	USD	1,024,000	(98,750)
02/10/2017	Northern Trust	SGD	606,760	USD	434,000	(15,127)

Subtotal Northern Trust						(299,965)

02/10/2017	UBS AG	USD	277,823	CAD	371,306	1,137
02/10/2017	UBS AG	GBP	552,359	CNH	4,697,352	16,931
02/10/2017	UBS AG	JPY	116,822,272	CNH	7,637,689	(78,758)
02/10/2017	UBS AG	USD	6,961,935	CNH	47,644,000	221,674
02/10/2017	UBS AG	USD	1,404,258	CNH	9,658,000	37,928
02/10/2017	UBS AG	NOK	3,650,039	EUR	400,372	482
02/10/2017	UBS AG	SEK	3,977,000	EUR	400,372	15,319
02/10/2017	UBS AG	USD	2,150,959	EUR	1,942,000	102,373
02/10/2017	UBS AG	AUD	8,722,661	USD	6,740,000	(452,005)
02/10/2017	UBS AG	GBP	4,694,975	USD	5,836,000	(43,585)
02/10/2017	UBS AG	EUR	94,803	USD	104,056	(4,050)
02/10/2017	UBS AG	JPY	1,006,977,440	USD	9,632,000	(997,128)
02/10/2017	UBS AG	NOK	3,334,608	USD	405,000	(18,712)
02/10/2017	UBS AG	SGD	1,501,644	USD	1,083,000	(46,349)
02/10/2017	UBS AG	SEK	4,903,651	USD	545,000	(5,358)
02/10/2017	UBS AG	SEK	20,706,493	USD	2,309,000	(30,270)

Subtotal UBS AG						(1,280,371)

Total						$ (1,504,022)

18    ARIELINVESTMENTS.COM

12/31/16 (UNAUDITED)

Contract settlement date	Counterparty	Currency to be received	Amount to be received	Currency to be delivered	Amount to be delivered	Unrealized appreciation (depreciation)

Ariel Global Fund
02/10/2017	Northern Trust	AUD	309,618	GBP	190,026	$ (11,247)
02/10/2017	Northern Trust	SEK	2,077,089	GBP	185,007	330
02/10/2017	Northern Trust	AUD	1,092,431	EUR	761,513	(15,797)
02/10/2017	Northern Trust	CAD	798,925	EUR	545,000	20,423
02/10/2017	Northern Trust	JPY	67,949,494	EUR	588,039	(37,644)
02/10/2017	Northern Trust	SEK	1,858,274	EUR	187,988	6,195
02/10/2017	Northern Trust	AUD	779,496	CHF	583,000	(12,235)
02/10/2017	Northern Trust	CAD	557,094	CHF	407,753	13,561
02/10/2017	Northern Trust	USD	924,845	CHF	904,938	33,632

Subtotal Northern Trust						(2,782)

02/10/2017	UBS AG	EUR	278,119	CNH	2,099,545	(3,642)
02/10/2017	UBS AG	JPY	83,605,203	CNH	5,466,000	(56,364)
02/10/2017	UBS AG	USD	2,225,031	CNH	15,227,000	70,847
02/10/2017	UBS AG	USD	886,931	CNH	6,100,000	23,955
02/10/2017	UBS AG	USD	2,195,263	EUR	1,982,000	104,481

Subtotal UBS AG						139,277

Total						$ 136,495

800.292.7435    19

Item 2. Controls and Procedures.

(a)

The registrant’s certifying officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this document.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act), or in other factors that could significantly affect this control, that occurred during the registrant’s last fiscal quarter, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits.

(a) Exhibit 99.Cert. – Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ariel Investment Trust

By:	/s/ Mellody Hobson
Mellody Hobson, President
(Principal Executive Officer)

Date:	February 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mellody Hobson
Mellody Hobson, President
(Principal Executive Officer)

Date:	February 16, 2017

By:	/s/ James Rooney
James Rooney, Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date:	February 16, 2017